Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 3.6%
181,050	(1)	Cargurus, Inc.	$2,565,478	0.9
83,454	(1)	Imax Corp.	1,178,370	0.4
116,940	(1)	Magnite, Inc.	768,296	0.3
170,486	(1),(2)	Playtika Holding Corp.	1,600,864	0.5
167,932	(1)	Vimeo, Inc.	671,728	0.2
59,665	(1)	Yelp, Inc.	2,023,240	0.7
23,543	(1)	Ziff Davis, Inc.	1,612,225	0.6
			10,420,201	3.6

		Consumer Discretionary: 7.1%
20,936		Acushnet Holdings Corp.	910,506	0.3
178,624	(2)	International Game Technology PLC	2,822,259	1.0
194,141	(1)	Lindblad Expeditions Holdings, Inc.	1,312,393	0.4
89,604	(1)	Modine Manufacturing Co.	1,159,476	0.4
171,142	(1)	Sonos, Inc.	2,378,874	0.8
86,295		Steven Madden Ltd.	2,301,488	0.8
81,647	(1)	Taylor Morrison Home Corp.	1,904,008	0.6
212,780	(1)	Tri Pointe Homes, Inc.	3,215,106	1.1
68,200	(1)	Udemy, Inc.	824,538	0.3
260,531		Wolverine World Wide, Inc.	4,009,572	1.4
			20,838,220	7.1

		Energy: 2.2%
75,418		Murphy Oil Corp.	2,652,451	0.9
84,970	(1)	US Silica Holdings, Inc.	930,422	0.3
126,837		World Fuel Services Corp.	2,973,059	1.0
			6,555,932	2.2

		Financials: 15.2%
134,258		Argo Group International Holdings Ltd.	2,585,809	0.9
146,805		Associated Banc-Corp.	2,947,844	1.0
25,836		Atlantic Union Bankshares Corp.	784,898	0.3
89,888		BankUnited, Inc.	3,071,473	1.0
44,268		Berkshire Hills Bancorp, Inc.	1,208,516	0.4
51,019		Capstar Financial Holdings, Inc.	945,382	0.3
27,785		Cathay General Bancorp.	1,068,611	0.4
7,791		Community Bank System, Inc.	468,083	0.2
96,280		ConnectOne Bancorp, Inc.	2,220,217	0.7
76,376		Eastern Bankshares, Inc.	1,500,025	0.5
72,013	(2)	Ellington Financial, Inc.	818,788	0.3
49,784		Essent Group Ltd.	1,735,968	0.6
29,503	(2)	HCI Group, Inc.	1,156,518	0.4
100,285		Home Bancshares, Inc./Conway AR	2,257,415	0.8
20,096		International Bancshares Corp.	854,080	0.3
65,415		KKR Real Estate Finance Trust, Inc.	1,062,994	0.4
63,319		Mercury General Corp.	1,799,526	0.6
76,361	(1)	NMI Holdings, Inc.	1,555,474	0.5
40,716		Origin Bancorp, Inc.	1,566,345	0.5
141,038		Pacific Premier Bancorp, Inc.	4,366,536	1.5
87,773		Provident Financial Services, Inc.	1,711,573	0.6
104,042		Radian Group, Inc.	2,006,970	0.7
306,175		Redwood Trust, Inc.	1,757,444	0.6
70,792		Simmons First National Corp.	1,542,558	0.5
44,888	(1)	Third Coast Bancshares, Inc.	768,034	0.3
56,496		United Community Banks, Inc./GA	1,870,018	0.6
93,210		Valley National Bancorp	1,006,668	0.3
			44,637,767	15.2

		Health Care: 17.0%
9,577	(1)	Addus HomeCare Corp.	912,114	0.3
161,609	(1)	Allscripts Healthcare Solutions, Inc.	2,461,305	0.8
109,835	(1)	Amicus Therapeutics, Inc.	1,146,677	0.4
58,745	(1)	Arrowhead Pharmaceuticals, Inc.	1,941,522	0.7
33,715	(1)	AtriCure, Inc.	1,318,257	0.5
39,674	(1)	Avanos Medical, Inc.	864,100	0.3
173,525	(1)	BioCryst Pharmaceuticals, Inc.	2,186,415	0.7
40,720		Bruker Corp.	2,160,603	0.7
27,858	(1)	Castle Biosciences, Inc.	726,537	0.2
753,373	(1)	Cerus Corp.	2,712,143	0.9
110,184	(1)	Coherus Biosciences, Inc.	1,058,868	0.4
25,741	(1)	Globus Medical, Inc.	1,533,391	0.5
15,285	(1)	Guardant Health, Inc.	822,792	0.3
108,998	(1)	Health Catalyst, Inc.	1,057,281	0.4
293,330	(1)	Immunogen, Inc.	1,402,117	0.5
476,522	(1)	Inovio Pharmaceuticals, Inc.	822,000	0.3
145,997	(1)	Kodiak Sciences, Inc.	1,130,017	0.4
663,638	(1),(2)	MannKind Corp.	2,050,641	0.7
35,094	(1)	Medpace Holdings, Inc.	5,515,724	1.9
38,699	(1)	Merit Medical Systems, Inc.	2,186,881	0.7
69,071	(1)	Neogen Corp.	964,922	0.3
89,472	(1)	NextGen Healthcare, Inc.	1,583,654	0.5
731,308	(1)	Opko Health, Inc.	1,382,172	0.5
60,588	(1)	Phreesia, Inc.	1,543,782	0.5
37,041	(1)	PTC Therapeutics, Inc.	1,859,458	0.6
1,757,886	(1)	Rigel Pharmaceuticals, Inc.	2,074,306	0.7
199,088		Select Medical Holdings Corp.	4,399,845	1.5
23,574	(1)	Tandem Diabetes Care, Inc.	1,128,016	0.4
64,744	(1)	Veracyte, Inc.	1,074,750	0.4
			50,020,290	17.0

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 17.1%
41,641		AAON, Inc.	$2,243,617	0.8
85,699		ABM Industries, Inc.	3,276,273	1.1
7,680		Alamo Group, Inc.	939,034	0.3
90,008		Allison Transmission Holdings, Inc.	3,038,670	1.0
53,294		Altra Industrial Motion Corp.	1,791,744	0.6
102,800	(1)	Array Technologies, Inc.	1,704,424	0.6
55,882		Barnes Group, Inc.	1,613,872	0.5
50,277		Brady Corp.	2,098,059	0.7
20,680		Curtiss-Wright Corp.	2,877,829	1.0
36,202		Federal Signal Corp.	1,351,059	0.5
72,954	(1)	First Advantage Corp.	936,000	0.3
23,809		Franklin Electric Co., Inc.	1,945,433	0.7
119,217		Hillenbrand, Inc.	4,377,648	1.5
101,819		Kennametal, Inc.	2,095,435	0.7
199,756		Mueller Water Products, Inc.	2,051,494	0.7
73,009	(1)	Resideo Technologies, Inc.	1,391,551	0.5
159,305		Shyft Group, Inc./The	3,254,601	1.1
20,035		Simpson Manufacturing Co., Inc.	1,570,744	0.5
53,996	(1),(2)	SunPower Corp.	1,244,068	0.4
85,307		Terex Corp.	2,537,030	0.9
19,593		Toro Co.	1,694,403	0.6
220,356	(1)	Upwork, Inc.	3,001,249	1.0
19,063		Watts Water Technologies, Inc.	2,396,791	0.8
22,430		Werner Enterprises, Inc.	843,368	0.3
			50,274,396	17.1

		Information Technology: 21.3%
294,869	(1),(2)	8x8, Inc.	1,017,298	0.4
160,045	(1)	ACI Worldwide, Inc.	3,344,940	1.2
35,291	(1)	Altair Engineering, Inc.	1,560,568	0.5
19,372	(1)	Appfolio, Inc.	2,028,636	0.7
75,443	(1)	Avid Technology, Inc.	1,754,804	0.6
28,973	(1)	Blackbaud, Inc.	1,276,550	0.4
124,597	(1)	Box, Inc.	3,038,921	1.0
34,264	(1)	Ciena Corp.	1,385,294	0.5
95,447	(1)	Cohu, Inc.	2,460,624	0.8
49,597	(1)	Commvault Systems, Inc.	2,630,625	0.9
27,871		CSG Systems International, Inc.	1,473,818	0.5
67,608	(1)	Domo, Inc.	1,216,268	0.4
66,982	(1)	Dropbox, Inc.	1,387,867	0.5
148,776	(1)	Duck Creek Technologies, Inc.	1,762,996	0.6
48,651		EVERTEC, Inc.	1,525,209	0.5
84,577	(1)	Formfactor, Inc.	2,118,654	0.7
162,850	(1)	Harmonic, Inc.	2,128,449	0.7
248,357	(1)	Infinera Corp.	1,202,048	0.4
136,848	(1)	Knowles Corp.	1,665,440	0.6
46,702	(1)	LiveRamp Holdings, Inc.	848,108	0.3
389,477	(1)	Momentive Global, Inc.	2,262,861	0.8
48,830		National Instruments Corp.	1,842,844	0.6
45,351		NortonLifeLock, Inc.	913,369	0.3
88,811	(1)	Nutanix, Inc.	1,849,933	0.6
29,474	(1),(2)	Procore Technologies, Inc.	1,458,374	0.5
137,766	(1)	Repay Holdings Corp.	972,628	0.3
63,432		Sapiens International Corp. NV	1,216,626	0.4
51,787	(1)	Semtech Corp.	1,523,056	0.5
35,405	(1)	Smartsheet, Inc.	1,216,516	0.4
264,861	(1)	Sumo Logic, Inc.	1,986,457	0.7
51,823	(1)	Tenable Holdings, Inc.	1,803,440	0.6
83,882	(1)	Varonis Systems, Inc.	2,224,551	0.8
993,026	(1)	Velodyne Lidar, Inc.	940,495	0.3
214,780	(1)	Viavi Solutions, Inc.	2,802,879	1.0
312,079	(1)	Yext, Inc.	1,391,872	0.5
295,883	(1)	Zuora, Inc.	2,183,617	0.8
			62,416,635	21.3

		Materials: 6.1%
62,527		Avient Corp.	1,894,568	0.6
10,243		Balchem Corp.	1,245,344	0.4
183,303		Element Solutions, Inc.	2,982,340	1.0
397,908		Glatfelter Corp.	1,237,494	0.4
32,064	(1)	Ingevity Corp.	1,944,040	0.7
12,437		Innospec, Inc.	1,065,478	0.4
38,951		Minerals Technologies, Inc.	1,924,569	0.7
70,407		Sensient Technologies Corp.	4,882,022	1.7
18,966		Worthington Industries, Inc.	723,363	0.2
			17,899,218	6.1

		Real Estate: 7.0%
29,393		American Assets Trust, Inc.	755,988	0.3
68,245		Americold Realty Trust, Inc.	1,678,827	0.6
122,695		Apartment Investment and Management Co.	895,673	0.3
53,700		Broadstone Net Lease, Inc.	833,961	0.3
55,846		CareTrust REIT, Inc.	1,011,371	0.3
196,296	(1)	Cushman & Wakefield PLC	2,247,589	0.8
165,008		DigitalBridge Group, Inc.	2,064,250	0.7
46,743		Easterly Government Properties, Inc.	737,137	0.2
74,046		Essential Properties Realty Trust, Inc.	1,440,195	0.5
41,762	(2)	Gladstone Land Corp.	755,892	0.2
105,847		Industrial Logistics Properties Trust	582,159	0.2
278,470		Service Properties Trust	1,445,259	0.5
136,614		STAG Industrial, Inc.	3,883,936	1.3
43,843		Terreno Realty Corp.	2,323,241	0.8
			20,655,478	7.0

		Utilities: 2.8%
33,310		ALLETE, Inc.	1,667,166	0.6
70,100		Avista Corp.	2,597,205	0.9
26,509		California Water Service Group	1,396,759	0.5
49,511		NorthWestern Corp.	2,439,902	0.8
			8,101,032	2.8

	Total Common Stock
	(Cost $349,419,940)		291,819,169	99.4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.2%
3,645	iShares Russell 2000 ETF	$601,133	0.2

	Total Exchange-Traded Funds
	(Cost $703,440)	601,133	0.2

	Total Long-Term Investments
	(Cost $350,123,380)	292,420,302	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 2.4%
1,616,904	(3) Daiwa Capital Markets, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,617,309, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,649,242, due 10/04/22-09/20/52)	1,616,904	0.6
1,616,904	(3) Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,617,313, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,649,244, due 12/15/22-11/15/30)	1,616,904	0.5
478,748	(3) JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $478,865, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $488,323, due 09/30/23-09/30/29)	478,748	0.2
1,616,904	(3) MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,617,309, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,649,242, due 09/01/28-09/01/52)	1,616,904	0.5
1,616,904	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,617,308, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,649,242, due 08/15/25-08/20/52)	1,616,904	0.6

	Total Repurchase Agreements
	(Cost $6,946,364)	6,946,364	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
916,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $916,000)	916,000	0.3

	Total Short-Term Investments
	(Cost $7,862,364)	7,862,364	2.7

	Total Investments in Securities (Cost $357,985,744)	$300,282,666	102.3
	Liabilities in Excess of Other Assets	(6,720,165)	(2.3)
	Net Assets	$293,562,501	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$291,819,169	$–	$–	$291,819,169
Exchange-Traded Funds	601,133	–	–	601,133
Short-Term Investments	916,000	6,946,364	–	7,862,364
Total Investments, at fair value	$293,336,302	$6,946,364	$–	$300,282,666

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $359,922,531.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,710,036
Gross Unrealized Depreciation	(64,349,901)

Net Unrealized Depreciation	$(59,639,865)